Non-Current Investments (Parenthetical) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended									12 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013 Investment		Dec. 31, 2012 Investment		Dec. 31, 2011	Dec. 31, 2013 Far South East Project [Member]		Dec. 31, 2012 Far South East Project [Member]		Dec. 31, 2013 Rusoro Mining Limited	Dec. 31, 2012 Rusoro Mining Limited	Dec. 31, 2013 Rand Refinery Limited	Dec. 31, 2012 Rand Refinery Limited		Jan. 31, 2013 Bezant Resources Plc	Dec. 31, 2013 Bezant Resources Plc		Dec. 31, 2013 Timpetra Resource Limited		Dec. 31, 2012 Timpetra Resource Limited		Dec. 31, 2013 Listed Investments Northam Platinum	Dec. 31, 2012 Listed Investments Northam Platinum	Dec. 31, 2013 Listed Investments Radius Gold Incorporated	Dec. 31, 2012 Listed Investments Radius Gold Incorporated	Dec. 31, 2013 Listed Investments Gran Columbia Gold Corporation	Dec. 31, 2012 Listed Investments Gran Columbia Gold Corporation	Dec. 31, 2013 Listed Investments Sibanye Gold	Dec. 31, 2012 Listed Investments Sibanye Gold	Dec. 31, 2013 Listed Investments Orsu Metals Corp.	Dec. 31, 2012 Listed Investments Orsu Metals Corp.	Dec. 31, 2013 Listed Investments Clancy Exploration Ltd.	Dec. 31, 2012 Listed Investments Clancy Exploration Ltd.
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share																							$ 4.55	$ 0.09	$ 0.22	$ 0.78	$ 0.36	$ 1.12		$ 0.05	$ 0.10	$ 0.01	$ 0.03
Listed investments, Number of shares																							7,820,169	3,625,124	3,625,124	63,410	1,585,274	856,330		26,134,919	1,134,919	17,764,783	3,479,069
Fair value	$ 3.2	[1]	$ 36.2	[1]
Less: Cost	3.4		24.8
Net unrealized (loss)/gain	(0.2)		11.4
Gross unrealized gains	0.2		11.7
Gross unrealized losses	(0.4)		(0.3)
Net unrealized (loss)/gain	(0.2)		11.4
The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months:	3		4
Realized gain reclassified from equity on disposal of listed investments ($ million)	7.4		14.7		12.8
Ownership %						40.00%		40.00%		26.40%	26.40%	2.80%	34.90%			21.60%	[2]	1.80%	[3]	21.80%	[3]
Description of business						Exploration				Gold mining		Refining of gold bullion and by-products				Exploration	[2]	Resource exploration	[3]
Market value of equity investment							[4]		[4]	3.3	6.3	[4]		[4]		5.1	[2]	0.1	[3]	1.0	[3]
Share purchased, percentage															21.60%
Share purchased															$ 7.5
Disposal of shares due to decrease in shareholding																		13,700,000
Number of shares previously held																		15,000,000

[1]	Listed investments mainly consist of: December 31, 2013 December 31, 2012 Number of shares Market value, $ per share Number of shares Market value, $ per share Northam Platinum - - 7,820,169 4.55 Radius Gold Incorporated 3,625,124 0.09 3,625,124 0.22 Gran Columbia Gold Corporation 63,410 0.78 1,585,274 0.36 Sibanye Gold 856,330 1.12 - - Orsu Metals Corp. 26,134,919 0.05 1,134,919 0.10 Clancy Exploration Ltd. 17,764,783 0.01 3,479,069 0.03 Details of the listed investments are as follows: December 31, 2013 December 31, 2012 Fair value 3.2 36.2 Less: Cost 3.4 24.8 Net unrealized (loss)/gain (0.2) 11.4 The net (loss)/gain comprises: Gross unrealized gains 0.2 11.7 Gross unrealized losses (0.4) (0.3) (0.2) 11.4 The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months: 3 4 Realized gain reclassified from equity on disposal of listed investments ($ million) 7.4 14.7 Investments acquired during fiscal 2013 comprised mainly Clancy Exploration Limited and some unlisted investments (fiscal year ended December 31, 2012: Cascadero Copper Corporation and Atacama Pacific Gold Corporation). Investments disposed during fiscal 2013 comprised mainly Northam Platinum Limited and Timpetra Resources Limited (fiscal year ended December 31, 2012: Evolution Mining Limited, GoldQuest Mining Corporation and Atacama Pacific Gold Corporation). As a result of the disposal of investments, a realized gain on disposal of listed investments before tax of $7.4 million (2012: $14.7 million and 2011: $12.8 million) was reclassified out of accumulated other comprehensive income to net income and is included in profit on disposal of listed investments in the consolidated statement of operations.
[2]	Gold Fields purchased a 21.6% shareholding in Bezant for $7.5 million in January 2013.
[3]	During 2013, 13.7 million shares out of the 15 million previously held were disposed of and due to the decrease in shareholding, Timpetra Resources Limited is no longer equity accounted. The remaining investment was reclassified to listed investments.
[4]	- Not readily determinable